Statements of Changes in Equity - CAD ($)	Common Shares	Warrants Reserve	Share Subscription (Receivable)	Share-based Payments Reserve	Deficit	Total
Balance at Mar. 31, 2023	$ 54,484,848	$ 2,705,754	$ 19,134	$ 1,833,998	$ (49,544,263)	$ 9,499,471
Balance (in Shares) at Mar. 31, 2023	41,920,038
Shares issued for exploration and evaluation assets	$ 1,995,416					1,995,416
Shares issued for exploration and evaluation assets (in Shares)	3,058,333
Private placements, net of flow-through premium	$ 2,140,438					2,140,438
Private placements, net of flow-through premium (in Shares)	4,442,785
Fair value of warrants from private placement	$ (128,767)	128,767
Share issue costs	$ (121,200)					(121,200)
Share issue costs (in Shares)
Share-based payments - Stock options				1,055,070		1,055,070
Share-based payments - RSUs	731,375					731,375
Share subscriptions			(19,134)			(19,134)
Share-based payments - RSUs (in Shares)	1,425,000
Net loss for the year					(6,635,073)	(6,635,073)
Balance at Mar. 31, 2024	$ 59,102,110	2,834,521		2,889,068	(56,179,336)	8,646,363
Balance (in Shares) at Mar. 31, 2024	50,846,156
Private placements, net of flow-through premium	$ 881,793					881,793
Private placements, net of flow-through premium (in Shares)	10,489,130
Share issue costs	$ (66,000)					(66,000)
Share-based payments - Stock options				131,314		131,314
Net loss for the year					(3,313,365)	(3,313,365)
Balance at Mar. 31, 2025	$ 59,917,903	2,834,521		3,020,382	(59,492,701)	6,280,105
Balance (in Shares) at Mar. 31, 2025	61,335,286
Shares issued for exploration and evaluation assets	$ 247,500					247,500
Shares issued for exploration and evaluation assets (in Shares)	6,000,000
Private placements, net of flow-through premium	$ 610,000					610,000
Private placements, net of flow-through premium (in Shares)	12,500,000
Fair value of warrants from private placement	$ (135,126)	135,126
Share issue costs	(9,000)					(9,000)
Share-based payments - RSUs	$ 90,000					90,000
Share-based payments - RSUs (in Shares)	4,500,000
Net loss for the year					(2,683,523)	(2,683,523)
Distribution of Pontax West property to Westlinear
Minerals Corp.	(37,500)					(37,500)
Balance at Mar. 31, 2026	$ 60,683,777	$ 2,969,647		$ 3,020,382	$ (62,176,224)	$ 4,497,582
Balance (in Shares) at Mar. 31, 2026	84,335,286